Lease (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease [Abstract]
Weighted average discount rate	4.75%	4.75%
Weighted-average remaining lease term	1 year	2 years
Operating lease cost	$ 234	$ 483	$ 450
Short-term lease cost	85	27	46
Operating lease liabilities	$ 150	$ 484	$ 536